Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities
Other Current Liabilities

(In thousands)	2021	2020
Compensation, including bonuses, fringe benefits, and payroll taxes	$11,611	$4,365
Professional fees	3,174	1,623
Current portion of operating lease liabilities	1,120	1,353
Commissions payable	1,168	197
Legal settlement	—	1,225
Total accrued expenses and other liabilities	$17,073	$8,763